Trade and other payables (Details) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding defined contribution pension costs	£ 70,000	£ 0
Less than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Trade payables	846,000	703,000
Accrued expenses	1,226,000	356,000
Amounts due to related parties	56,000	4,000
Social security and other taxes	203,000
Outstanding defined contribution pension costs	70,000
Other payables		8,000
Deferred consideration payable		300,000
Total trade and other payables	£ 2,401,000	1,371,000
After more than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Deferred consideration payable		£ 524,000